ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 Vote	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Ordinary Shares [Abstract]
Authorized share capital | $			$ 7,500,000
Proceeds from issuance shares, net of issuance costs | $			$ 10,643	$ 50,211	$ 4,050,055
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)			14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Number of votes per share | Vote			1
Ordinary shares converted (in shares)				102,447,910
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,650,000
Number of ordinary shares represented by ADSs (in shares)	12,650,000
Proceeds from issuance shares, net of issuance costs | $	$ 3,972,416
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)			200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Number of votes per share | Vote			15
Ordinary shares converted (in shares)				102,447,910
Voting power per share | Vote		3	15